WARRANTS (Details) - Digital Health Acquisition Corp.		3 Months Ended	12 Months Ended
	Oct. 06, 2022 $ / shares shares	Mar. 31, 2024 D Vote $ / shares shares	Dec. 31, 2023 Vote D $ / shares shares	Dec. 31, 2022 shares
WARRANTS
Warrants outstanding | shares		12,057,000	12,057,000	12,057,000
Number of shares for each warrant | shares		1	1
Warrants, exercise price		$ 11.50	$ 11.50
Warrant exercise period condition one		30 days	30 days
Warrant exercise period condition two		12 months	12 months
Warrants exercisable for cash | shares		0	0
Number of trading days to calculate fair market value of warrants | D		5	5
Public warrants expiration term		5 years	5 years
Warrant redemption condition minimum share price		$ 18.00	$ 18.00
Share price trigger used to measure dilution of warrant		$ 9.20	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant		60	60
Warrant exercise price adjustment multiple		115	115
Warrant redemption price adjustment multiple		180		180
Common stock, votes per share | Vote		1	1
Warrant exercise restriction threshold		9.8	9.8
Fractional shares issued | shares		0	0
Private Placement Warrants
WARRANTS
Warrants outstanding | shares		12,256,999	12,256,999
Redemption price per public warrant (in dollars per share)		$ 0.01
Redemption period		30 days
Warrant redemption condition minimum share price		$ 18.00
Threshold trading days for redemption of public warrants		20 days
Threshold consecutive trading days for redemption of public warrants | D		30
Bridge Warrants | Bridge Securities Purchase Agreement
WARRANTS
Number of shares for each warrant | shares	1
Warrants, exercise price	$ 11.50
Public warrants expiration term	5 years
Number of warrants in a unit | shares	173,913
Minimum percentage of increase or decrease in in aggregate number of shares of Common Stock purchasable upon exercise of all Bridge Warrants for adjustment in the number of shares of Common Stock receivable upon exercise of the Bridge Warrant	0.10%
Public Warrants
WARRANTS
Redemption price per public warrant (in dollars per share)			$ 0.01
Redemption period			30 days
Warrant redemption condition minimum share price			$ 18.00
Threshold trading days for redemption of public warrants			20 days
Threshold consecutive trading days for redemption of public warrants | D			30